Income tax incurred and deferred: (Details 6) - 12 months ended Dec. 31, 2018 $ in Thousands, $ in Thousands	MXN ($)	USD ($)
Unused tax losses for which no deferred tax asset recognised	$ 3,259,560	$ 165,881
Tax loss Year 2012 Expiring in 2022 [Member]
Unused tax losses for which no deferred tax asset recognised	$ 139,220	7,085
Expiration Year	2022
Tax loss Year 2013 Expiring in 2023 [Member]
Unused tax losses for which no deferred tax asset recognised	$ 732,080	37,256
Expiration Year	2023
Tax loss Year 2014 Expiring in 2024 [Member]
Unused tax losses for which no deferred tax asset recognised	$ 501,959	25,545
Expiration Year	2024
Tax loss Year 2015 Expiring in 2025 [Member]
Unused tax losses for which no deferred tax asset recognised	$ 560,418	28,520
Expiration Year	2025
Tax loss Year 2016 Expiring in 2026 [Member]
Unused tax losses for which no deferred tax asset recognised	$ 545,189	27,745
Expiration Year	2026
Tax Loss Year 2017 Expiring In 2027 [Member]
Unused tax losses for which no deferred tax asset recognised	$ 437,173	22,248
Expiration Year	2027
Tax Loss Year 2018 Expiring In 2028 [Member]
Unused tax losses for which no deferred tax asset recognised	$ 343,521	$ 17,482
Expiration Year	2028